Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 1,001	$ 955
Cost of revenues	(85)	(50)
Gross profit	916	905
Research and development expenses	(1,002)	(912)
Sales and marketing expenses	(310)	(197)
General and administrative expenses	(1,152)	(800)
Operating loss	(1,548)	(1,004)
Financing income (expense), net	(396)	229
Loss before taxes on income	(1,944)	(775)
Taxes on income	(21)	(7)
Net loss and comprehensive loss for the period	$ (1,965)	$ (782)
Basic net loss per share (in Dollars per share)	$ (0.13)	$ (0.08)
Weighted average number of Ordinary Shares outstanding used in computing basic net loss per share (in Shares)	14,815,174	9,411,251
Diluted net loss per share (in Dollars per share)	$ (0.13)	$ (0.11)
Weighted average number of Ordinary Shares outstanding used in computing diluted net loss per share (in Shares)	14,815,174	9,879,633